Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	3.39135%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,361,275.53

Principal:
Principal Collections	$22,414,024.01
Prepayments in Full	$11,399,138.06
Liquidation Proceeds	$153,910.06
Recoveries	$417.37
Sub Total	$33,967,489.50
Collections	$36,328,765.03

Purchase Amounts:
Purchase Amounts Related to Principal	$85,105.42
Purchase Amounts Related to Interest	$518.13
Sub Total	$85,623.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,414,388.58

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,414,388.58
Servicing Fee	$847,352.95	$847,352.95	$0.00	$0.00	$35,567,035.63
Interest - Class A-1 Notes	$81,351.38	$81,351.38	$0.00	$0.00	$35,485,684.25
Interest - Class A-2a Notes	$776,924.00	$776,924.00	$0.00	$0.00	$34,708,760.25
Interest - Class A-2b Notes	$273,192.08	$273,192.08	$0.00	$0.00	$34,435,568.17
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$33,435,055.84
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$33,091,835.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,091,835.84
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$32,973,147.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,973,147.67
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$32,888,070.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,888,070.59
Regular Principal Payment	$49,773,073.82	$32,888,070.59	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$36,414,388.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,888,070.59
Total					$32,888,070.59

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$32,888,070.59	$161.88	$81,351.38	$0.40	$32,969,421.97	$162.28
Class A-2a Notes	$0.00	$0.00	$776,924.00	$2.87	$776,924.00	$2.87
Class A-2b Notes	$0.00	$0.00	$273,192.08	$2.73	$273,192.08	$2.73
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$32,888,070.59	$31.24	$2,678,965.04	$2.55	$35,567,035.63	$33.79

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$49,552,464.74	0.2439086	$16,664,394.15	0.0820260
Class A-2a Notes	$271,020,000.00	1.0000000	$271,020,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$899,022,464.74	0.8540726	$866,134,394.15	0.8228289

Pool Information
Weighted Average APR	2.848%	2.849%
Weighted Average Remaining Term	51.03	50.21
Number of Receivables Outstanding	33,969	33,314
Pool Balance	$1,016,823,535.52	$982,764,336.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$912,545,675.64	$882,411,911.09
Pool Factor	0.8665483	0.8375227

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$100,352,425.54
Targeted Overcollateralization Amount	$133,514,945.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$116,629,942.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$7,021.34
(Recoveries)		1	$417.37
Net Loss for Current Collection Period			$6,603.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0078%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0006%
Second Prior Collection Period			0.0609%
Prior Collection Period			0.0187%
Current Collection Period			0.0079%
Four Month Average (Current and Prior Three Collection Periods)			0.0217%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		160	$79,516.14
(Cumulative Recoveries)			$1,413.95
Cumulative Net Loss for All Collection Periods			$78,102.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0067%

Average Realized Loss for Receivables that have experienced a Realized Loss			$496.98
Average Net Loss for Receivables that have experienced a Realized Loss			$488.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.48%	138	$4,735,700.27
61-90 Days Delinquent	0.07%	16	$688,089.39
91-120 Days Delinquent	0.01%	1	$63,071.95
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.56%	155	$5,486,861.61

Repossession Inventory:
Repossessed in the Current Collection Period		6	288454.44
Total Repossessed Inventory		9	393091.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0374%
Prior Collection Period			0.0206%
Current Collection Period			0.0510%
Three Month Average			0.0363%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0764%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	5

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	98	$3,534,775.02
2 Months Extended	119	$4,825,628.97
3+ Months Extended	9	$253,245.58

Total Receivables Extended	226	$8,613,649.57
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
Assistant Treasurer